ORGANIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital (deficit)	$ (4,575)	$ (5,005)
Net loss	$ (3,311)	$ (448)	$ (4,254)